Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer contribution	$ 250,000	$ 235,000
Estimated net loss and prior service cost for the defined benefit pension plan	59,000
Accumulated benefit obligation for the defined benefit pension plan	3,246,000	3,298,000
Share-based compensation arrangement by share-based payment award, shares purchased for award	354,551
Share-based compensation arrangement by share-based payment award, per share weighted average price of shares purchased	$ 9.64
Stockholders' equity, period increase (decrease)	3,400,000
Employee stock ownership plan (ESOP), compensation expense	165,000	195,000
Employee stock ownership plan ESOP allocated shares Fair value	1,355,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	168,723
Defined benefit postretirement life insurance
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,300,000	$ 1,300,000